Goodwill and Intangible Assets - Schedule of Changes in Carrying Amount of Goodwill (Details) - Successor [Member] $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Balance as of December 31, 2017 (Predecessor)	$ 182,053
Elimination of Predecessor goodwill	(182,053)
Acquisition of business (see Note 4)	475,663
Balance as of June 30, 2018 (Successor)	$ 475,663